Segment reporting - Assets and Capital Spending (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 10,569.6	$ 9,289.1
Elimination and Other
Segment Reporting Information [Line Items]
Total assets	(50.7)	(16.2)
Containership Leasing
Segment Reporting Information [Line Items]
Total assets	9,777.6	8,475.4
Capital expenditures	1,679.4	848.1
Mobile Power Generation
Segment Reporting Information [Line Items]
Total assets	842.7	829.9
Capital expenditures	$ 29.9	$ 17.6